Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2017
Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Unconsolidated Structured Entities Explanatory

Note 28 Interests in subsidiaries and other entities

c) Interests in unconsolidated structured entities

During 2017, the Group sponsored the creation of various SEs and interacted with a number of non-sponsored SEs, including securitization vehicles, client vehicles as well as certain investment funds, that UBS did not consolidate as of 31 December 2017 because it did not control these entities.

The table below presents the Group’s interests in and maximum exposure to loss from unconsolidated SEs as well as the total assets held by the SEs in which UBS had an interest as of year-end, except for investment funds sponsored by third parties, for which the carrying value of UBS’s interest as of year-end has been disclosed.

Interests in unconsolidated structured entities
	31.12.17
CHF million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Trading portfolio assets	363	308	6,143	6,815	6,815
Positive replacement values	21	68	22	111	111
Loans	0	0	97	97	97
Financial assets designated at fair value	84	66[2]	105	255	1,780
Financial assets available for sale	0	3,865	45	3,910	3,910
Other assets	291	29[2]	0	320	1,407
Total assets	760[3]	4,337	6,412	11,508
Negative replacement values	20[4]	53	203	276	14
Total liabilities	20	53	203	276
Assets held by the unconsolidated structured entities in which UBS had an interest (CHF billion)	57[5]	78[6]	412[7]

	31.12.16
CHF million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Trading portfolio assets	634	394	6,215	7,243	7,243
Positive replacement values	40	76	101	217	217
Loans	0	0	79	79	79
Financial assets designated at fair value	103	83[2]	98	284	1,863
Financial assets available for sale	0	3,381	58	3,439	3,439
Other assets	289	37[2]	0	327	1,490
Total assets	1,066[3]	3,971	6,552	11,589
Negative replacement values	33[4]	346	67	446	90
Total liabilities	33	346	67	446
Assets held by the unconsolidated structured entities in which UBS had an interest (CHF billion)	72[5]	102[6]	334[7]
1 For purposes of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements. 2 Represents the carrying value of loan commitments, both designated at fair value and held at amortized cost. The maximum exposure to loss for these instruments is equal to the notional amount. 3 As of 31 December 2017, CHF 0.7 billion of the CHF 0.8 billion (31 December 2016: CHF 1.0 billion of the CHF 1.1 billion) was held in Corporate Center – Non-core and Legacy Portfolio. 4 Comprised of credit default swap (CDS) liabilities and other swap liabilities. The maximum exposure to loss for CDS is equal to the sum of the negative carrying value and the notional amount. For other swap liabilities, no maximum exposure to loss is reported. 5 Represents principal amount outstanding. 6 Represents the market value of total assets. 7 Represents the net asset value of the investment funds sponsored by UBS and the carrying value of UBS’s interests in the investment funds not sponsored by UBS.

The Group retains or purchases interests in unconsolidated SEs in the form of direct investments, financing, guarantees, letters of credit, derivatives and through management contracts.

The Group’s maximum exposure to loss is generally equal to the carrying value of the Group’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that the Group is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.

The maximum exposure to loss disclosed in the table on the previous page does not reflect the Group’s risk management activities, including effects from financial instruments that may be used to economically hedge the risks inherent in the unconsolidated SE or the risk-reducing effects of collateral or other credit enhancements.

In 2017 and 2016, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has the Group an intention to do so in the future.

In 2017 and 2016, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in net trading income, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.

Interests in securitization vehicles

As of 31 December 2017 and 31 December 2016, the Group held interests, both retained and acquired, in various securitization vehicles, a majority of which are held within Corporate Center – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities. In some cases the Group may be required to absorb losses from an unconsolidated SE before other parties because the Group’s interest is subordinated to others in the ownership structure.

An overview of the Group’s interests in unconsolidated securitization vehicles and the relative ranking and external credit rating of those interests is presented in the table on the following pages. The numbers outlined in this table differ from the securitization positions presented in the 31 December 2017 Pillar 3 report – Group and significant regulated subsidiaries and sub-groups under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" www.ubs.com/investors, primarily due to: (i) exclusion from the table on the following page of synthetic securitizations transacted with entities that are not SEs and transactions in which the Group did not have an interest because it did not absorb any risk, (ii) a different measurement basis in certain cases (e.g., IFRS carrying value within the table above compared with net exposure amount at default for Basel III Pillar 3 disclosures) and (iii) different classification of vehicles viewed as sponsored by the Group versus sponsored by third parties.

  Refer to Note 1a item 1 for more information on Group’s accounting policies regarding consolidation and sponsorship of securitization vehicles and other structured entities
  Refer to the 31 December 2017 Pillar 3 report – Group and significant regulated subsidiaries and sub-groups under “Pillar 3 disclosures” at www.ubs.com/investors for more information

Interests in client vehicles

As of 31 December 2017 and 31 December 2016, the Group retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

Interests in investment funds

The Group holds interests in a number of investment funds, primarily resulting from seed investments or to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, the Group manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund, the jurisdiction of incorporation as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align the Group’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and / or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. The Group did not have any material exposure to loss from these interests as of 31 December 2017 or as of 31 December 2016.

Interests in unconsolidated securitization vehicles[1]
	31.12.17
CHF million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	84	24	0	10	118
of which: rated investment grade	0	24			24
of which: rated sub-investment grade	84				84
of which: defaulted				10	10
Interests in junior tranches	0	9	0	0	9
of which: rated investment grade		9			9
Total	84	32	0	10	126
of which: Trading portfolio assets	0	32	0	10	43
of which: Financial assets designated at fair value	84	0	0	0	84
Total assets held by the vehicles in which UBS had an interest (CHF billion)	1	10	0	1	12

Not sponsored by UBS
Interests in senior tranches	75	6	165	64	311
of which: rated investment grade	75	6	165	64	311
Interests in mezzanine tranches	9	1	0	0	9
of which: rated investment grade		1			1
of which: defaulted	9				9
Interests in junior tranches	1	0	0	0	1
of which: rated sub-investment grade	1				1
Tranche information not available	0	0	0	0	0
of which: rated investment grade	0				0
of which: not rated	0				0
Total	85	7	165	64	321
of which: Trading portfolio assets	85	7	165	64	321
Total assets held by the vehicles in which UBS had an interest (CHF billion)	18	5	20	0	43
1 This table excludes receivables and derivative transactions with securitization vehicles. 2 Includes credit card, auto and student loan structures. 3 Includes collateralized debt obligations.

Interests in unconsolidated securitization vehicles (continued)[1]
	31.12.16
CHF million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	103	34	0	14	151
of which: rated investment grade	0	34			34
of which: rated sub-investment grade	103				103
of which: defaulted				14	14
Interests in mezzanine tranches	1	0	0	0	1
of which: rated sub-investment grade	1				1
Total	104	34	0	14	152
of which: Trading portfolio assets	1	34	0	14	49
of which: Financial assets designated at fair value	103	0	0	0	103
Total assets held by the vehicles in which UBS had an interest (CHF billion)	2	13	0	1	16

Not sponsored by UBS
Interests in senior tranches	165	4	241	125	535
of which: rated investment grade	165	4	241	125	535
Interests in mezzanine tranches	32	0	0	0	32
of which: rated investment grade	29				29
of which: defaulted	3				3
Interests in junior tranches	18	0	0	0	18
of which: rated investment grade	17				17
of which: rated sub-investment grade	1				1
Total	215	4	241	125	585
of which: Trading portfolio assets	215	4	241	125	585
Total assets held by the vehicles in which UBS had an interest (CHF billion)	41	8	5	1	56
1 This table excludes receivables and derivative transactions with securitization vehicles. 2 Includes credit card, auto and student loan structures. 3 Includes collateralized debt obligations.

Sponsored unconsolidated structured entities in which UBS did not have an interest

For several sponsored SEs, no interest was held by the Group at year-end. However, during the respective reporting period the Group transferred assets, provided services and held instruments that did not qualify as an interest in these sponsored SEs, and accordingly earned income or incurred expenses from these entities. The table below presents the income earned and expenses incurred directly from these entities during the year as well as corresponding asset information. The table does not include income earned and expenses incurred from risk management activities, including income and expenses from financial instruments used to economically hedge instruments transacted with the unconsolidated SEs.

The majority of the fee income arose from investment funds that are sponsored and administrated by the Group, but managed by third parties. As the Group does not provide any active management services, UBS was not exposed to risk from the performance of these entities and was therefore deemed not to have an interest in them. In certain structures, the fees receivable may be collected directly from the investors and have therefore not been included in the table below.

The Group also recorded net trading income from mark-to-market movements arising primarily from derivatives, such as interest rate and currency swaps as well as credit derivatives, through which the Group purchases protection, and financial liabilities designated at fair value, which do not qualify as interests because the Group does not absorb variability from the performance of the entity. Total income reported does not reflect economic hedges or other mitigating effects from the Group’s risk management activities.

During 2017, UBS and third parties transferred assets totaling CHF 17 billion (2016: CHF 13 billion) into sponsored securitization and client vehicles created in 2017. For sponsored investment funds, transfers arose during the period as investors invested and redeemed positions, thereby changing the overall size of the funds, which, when combined with market movements, resulted in a total closing net asset value of CHF 15 billion (31 December 2016: CHF 14 billion).

Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end[1]
	As of or for the year ended
	31.12.17
CHF million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	2	(9)	0	(7)
Net fee and commission income	0	0	40	40
Net trading income	(8)	(49)	2	(55)
Total income	(6)	(58)	43	(21)
Asset information (CHF billion)	10[2]	7[3]	15[4]

	As of or for the year ended
	31.12.16
CHF million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	3	(6)	0	(3)
Net fee and commission income	0	0	53	53
Net trading income	2	(158)	29	(128)
Total income	4	(165)	82	(78)
Asset information (CHF billion)	7[2]	6[3]	14[4]
1 These tables exclude profit attributable to non-controlling interests of CHF 72 million for the year ended 31 December 2017 and CHF 78 million for the year ended 31 December 2016. 2 Represents the amount of assets transferred to the respective securitization vehicles. Of the total amount transferred, CHF 2 billion was transferred by UBS (31 December 2016: CHF 2 billion) and CHF 8 billion was transferred by third parties (31 December 2016: CHF 5 billion). 3 Represents total assets transferred to the respective client vehicles. Of the total amount transferred, CHF 6 billion was transferred by UBS (31 December 2016: CHF 5 billion) and CHF 1 billion was transferred by third parties (31 December 2016: CHF 1 billion). 4 Represents the total net asset value of the respective investment funds.

UBS AG
Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Unconsolidated Structured Entities Explanatory

Note 28 Interests in subsidiaries and other entities

c) Interests in unconsolidated structured entities

During 2017, UBS AG sponsored the creation of various SEs and interacted with a number of non-sponsored SEs, including securitization vehicles, client vehicles as well as certain investment funds, which UBS did not consolidate as of 31 December 2017 because it did not control these entities.

The table below presents UBS AG’s interests in and maximum exposure to loss from unconsolidated SEs as well as the total assets held by the SEs in which UBS had an interest as of year-end, except for investment funds sponsored by third parties, for which the carrying value of UBS’s interest as of year-end has been disclosed.

Interests in unconsolidated structured entities
	31.12.17
CHF million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Trading portfolio assets	363	308	6,143	6,815	6,815
Positive replacement values	21	68	22	111	111
Loans	0	0	97	97	97
Financial assets designated at fair value	84	66[2]	0	150	1,675
Financial assets available for sale	0	3,865	45	3,910	3,910
Other assets	291	29[2]	0	320	1,407
Total assets	760[3]	4,337	6,307	11,403
Negative replacement values	20[4]	53	203	276	14
Total liabilities	20	53	203	276
Assets held by the unconsolidated structured entities in which UBS had an interest (CHF billion)	57[5]	78[6]	412[7]

	31.12.16
CHF million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Trading portfolio assets	634	394	6,215	7,243	7,243
Positive replacement values	40	76	101	217	217
Loans	0	0	79	79	79
Financial assets designated at fair value	103	83[2]	0	186	1,765
Financial assets available for sale	0	3,381	58	3,439	3,439
Other assets	289	37[2]	0	327	1,490
Total assets	1,066[3]	3,971	6,454	11,491
Negative replacement values	33[4]	346	67	446	90
Total liabilities	33	346	67	446
Assets held by the unconsolidated structured entities in which UBS had an interest (CHF billion)	72[5]	102[6]	334[7]
1 For purposes of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements. 2 Represents the carrying value of loan commitments, both designated at fair value and held at amortized cost. The maximum exposure to loss for these instruments is equal to the notional amount. 3 As of 31 December 2017, CHF 0.7 billion of the CHF 0.8 billion (31 December 2016: CHF 1.0 billion of the CHF 1.1 billion) was held in Corporate Center – Non-core and Legacy Portfolio. 4 Comprised of credit default swap (CDS) liabilities and other swap liabilities. The maximum exposure to loss for CDS is equal to the sum of the negative carrying value and the notional amount. For other swap liabilities, no maximum exposure to loss is reported. 5 Represents principal amount outstanding. 6 Represents the market value of total assets. 7 Represents the net asset value of the investment funds sponsored by UBS and the carrying value of UBS’s interests in the investment funds not sponsored by UBS.

UBS AG retains or purchases interests in unconsolidated SEs in the form of direct investments, financing, guarantees, letters of credit, derivatives and through management contracts.

UBS AG’s maximum exposure to loss is generally equal to the carrying value of UBS AG’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that UBS AG is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.

The maximum exposure to loss disclosed in the table on the previous page does not reflect UBS AG’s risk management activities, including effects from financial instruments that may be used to economically hedge the risks inherent in the unconsolidated SE or the risk-reducing effects of collateral or other credit enhancements.

In 2017 and 2016, UBS AG did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has UBS AG an intention to do so in the future.

In 2017 and 2016, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in net trading income, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.

Interests in securitization vehicles

As of 31 December 2017 and 31 December 2016, UBS AG held interests, both retained and acquired, in various securitization vehicles, a majority of which are held within Corporate Center – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities. In some cases UBS AG may be required to absorb losses from an unconsolidated SE before other parties because UBS AG’s interest is subordinated to others in the ownership structure. An overview of UBS AG’s interests in unconsolidated securitization vehicles and the relative ranking and external credit rating of those interests is presented in the table on the following pages.

  Refer to Note 1a item 1 for more information on UBS AG’s accounting policies regarding consolidation and sponsorship of securitization vehicles and other structured entities

Interests in client vehicles

As of 31 December 2017 and 31 December 2016, UBS AG retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

Interests in investment funds

UBS AG holds interests in a number of investment funds, primarily resulting from seed investments or to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, UBS AG manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund, the jurisdiction of incorporation as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align UBS AG’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and / or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. UBS AG did not have any material exposure to loss from these interests as of 31 December 2017 or as of 31 December 2016.

Interests in unconsolidated securitization vehicles[1]
	31.12.17
CHF million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	84	24	0	10	118
of which: rated investment grade	0	24			24
of which: rated sub-investment grade	84				84
of which: defaulted				10	10
Interests in junior tranches	0	9	0	0	9
of which: rated investment grade		9			9
Total	84	32	0	10	126
of which: Trading portfolio assets	0	32	0	10	43
of which: Financial assets designated at fair value	84	0	0	0	84
Total assets held by the vehicles in which UBS had an interest (CHF billion)	1	10	0	1	12

Not sponsored by UBS
Interests in senior tranches	75	6	165	64	311
of which: rated investment grade	75	6	165	64	311
Interests in mezzanine tranches	9	1	0	0	9
of which: rated investment grade		1			1
of which: defaulted	9				9
Interests in junior tranches	1	0	0	0	1
of which: rated sub-investment grade	1				1
Tranche information not available	0	0	0	0	0
of which: rated investment grade	0				0
of which: not rated	0				0
Total	85	7	165	64	321
of which: Trading portfolio assets	85	7	165	64	321
Total assets held by the vehicles in which UBS had an interest (CHF billion)	18	5	20	0	43
1 This table excludes receivables and derivative transactions with securitization vehicles. 2 Includes credit card, auto and student loan structures. 3 Includes collateralized debt obligations.

Interests in unconsolidated securitization vehicles (continued)[1]
	31.12.16
CHF million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	103	34	0	14	151
of which: rated investment grade	0	34			34
of which: rated sub-investment grade	103				103
of which: defaulted				14	14
Interests in mezzanine tranches	1	0	0	0	1
of which: rated sub-investment grade	1				1
Total	104	34	0	14	152
of which: Trading portfolio assets	1	34	0	14	49
of which: Financial assets designated at fair value	103	0	0	0	103
Total assets held by the vehicles in which UBS had an interest (CHF billion)	2	13	0	1	16

Not sponsored by UBS
Interests in senior tranches	165	4	241	125	535
of which: rated investment grade	165	4	241	125	535
Interests in mezzanine tranches	32	0	0	0	32
of which: rated investment grade	29				29
of which: defaulted	3				3
Interests in junior tranches	18	0	0	0	18
of which: rated investment grade	17				17
of which: rated sub-investment grade	1				1
Total	215	4	241	125	585
of which: Trading portfolio assets	215	4	241	125	585
Total assets held by the vehicles in which UBS had an interest (CHF billion)	41	8	5	1	56
1 This table excludes receivables and derivative transactions with securitization vehicles. 2 Includes credit card, auto and student loan structures. 3 Includes collateralized debt obligations.

Sponsored unconsolidated structured entities in which UBS did not have an interest

For several sponsored SEs, no interest was held by UBS AG at year-end. However, during the respective reporting period UBS AG transferred assets, provided services and held instruments that did not qualify as an interest in these sponsored SEs, and accordingly earned income or incurred expenses from these entities. The table below presents the income earned and expenses incurred directly from these entities during the year as well as corresponding asset information. The table does not include income earned and expenses incurred from risk management activities, including income and expenses from financial instruments used to economically hedge instruments transacted with the unconsolidated SEs.

The majority of the fee income arose from investment funds that are sponsored and administrated by UBS AG, but managed by third parties. As UBS AG does not provide any active management services, UBS was not exposed to risk from the performance of these entities and was therefore deemed not to have an interest in them. In certain structures, the fees receivable may be collected directly from the investors and have therefore not been included in the table below.

UBS AG also recorded net trading income from mark-to-market movements arising primarily from derivatives, such as interest rate and currency swaps as well as credit derivatives, through which UBS AG purchases protection, and financial liabilities designated at fair value, which do not qualify as interests because UBS AG does not absorb variability from the performance of the entity. Total income reported does not reflect economic hedges or other mitigating effects from UBS AG’s risk management activities.

During 2017, UBS and third parties transferred assets totaling CHF 17 billion (2016: CHF 13 billion) into sponsored securitization and client vehicles created in 2017. For sponsored investment funds, transfers arose during the period as investors invested and redeemed positions, thereby changing the overall size of the funds, which, when combined with market movements, resulted in a total closing net asset value of CHF 15 billion (31 December 2016: CHF 14 billion).

Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end[1]
	As of or for the year ended
	31.12.17
CHF million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	2	(9)	0	(7)
Net fee and commission income	0	0	40	40
Net trading income	(8)	(49)	2	(55)
Total income	(6)	(58)	43	(21)
Asset information (CHF billion)	10[2]	7[3]	15[4]

	As of or for the year ended
	31.12.16
CHF million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	3	(6)	0	(3)
Net fee and commission income	0	0	53	53
Net trading income	2	(158)	29	(128)
Total income	4	(165)	82	(78)
Asset information (CHF billion)	7[2]	6[3]	14[4]
1 These tables exclude profit attributable to preferred noteholders of CHF 72 million for the year ended 31 December 2017 and CHF 78 million for the year ended 31 December 2016. 2 Represents the amount of assets transferred to the respective securitization vehicles. Of the total amount transferred, CHF 2 billion was transferred by UBS (31 December 2016: CHF 2 billion) and CHF 8 billion was transferred by third parties (31 December 2016: CHF 5 billion). 3 Represents total assets transferred to the respective client vehicles. Of the total amount transferred, CHF 6 billion was transferred by UBS (31 December 2016: CHF 5 billion) and CHF 1 billion was transferred by third parties (31 December 2016: CHF 1 billion). 4 Represents the total net asset value of the respective investment funds.